Concentrations, Risks and Uncertainties - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($)
	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Customer A [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues	$ 412,146
Sales revenues, percentage	29.44%
Customer B [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues	$ 333,450
Sales revenues, percentage	23.82%
Customer E [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues	$ 245,577
Sales revenues, percentage	17.54%
Customer F [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues	$ 192,890
Sales revenues, percentage	13.78%
Customer G [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues	$ 120,362
Sales revenues, percentage	8.60%
Third-Party Customers [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues	$ 1,304,425
Sales revenues, percentage	93.16%